As filed with the Securities and Exchange Commission on March 17, 2011
1933 Act File No. 333-98485
1940 Act File No. 811-21186

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 18	☑
WILLIAMS CAPITAL MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
570 Seventh Avenue
New York, New York 10018
(Address of Principal Executive Offices) (Zip Code)
(212) 373-4240
(Registrant’s Telephone Number, including Area Code)
Dail St. Claire
Williams Capital Management
570 Seventh Avenue
New York, New York 10018
(Name and Address of Agent for Service)
With copies to:
Sidley Austin LLP
Frank P. Bruno
787 Seventh Avenue
New York, New York 10019
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on _______________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______________ pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Williams Capital Management Trust, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 17th day of March 2011.

WILLIAMS CAPITAL MANAGEMENT TRUST
By:	/s/ Dail St. Claire
Dail St. Claire
President, Williams Capital Management Trust

SIGNATURES
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the 17th day of March 2011.

Signature	Title	Date

/s/ Dail St. Claire Dail St. Claire	President and Secretary of the Trust	3/17/11

/s/ Christopher J. Williams Christopher J. Williams	Trustee and Treasurer of the Trust	3/17/11

John E. Hull* John E. Hull	Trustee	3/17/11

Desmond G. FitzGerald* Desmond G. FitzGerald	Trustee and Chairman of the Board of Trustees	3/17/11

Brian J. Heidtke* Brian J. Heidtke	Trustee	3/17/11

*By:	/s/ Lisa R. Grosswirth	3/17/11
Lisa R. Grosswirth
as Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase